Property, plant and equipment	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property, plant and equipment
10. Property, plant and equipment:

		Accumulated	Net book
December 31, 2017	Cost	depreciation	value
Land and buildings	$4,947	$1,412	$3,535
Computer equipment and software	7,742	7,438	304
Furniture and fixtures	5,844	4,085	1,759
Machinery and equipment	91,995	33,543	58,452
Leasehold improvements	14,079	7,763	6,316
	$124,607	$54,241	$70,366

		Accumulated	Net book
December 31, 2016	Cost	depreciation	value
Land and buildings	$4,471	$1,127	$3,344
Computer equipment and software	8,682	6,970	1,712
Furniture and fixtures	6,004	2,544	3,460
Machinery and equipment	72,992	33,893	39,099
Leasehold improvements	13,597	6,636	6,961
	$105,746	$51,170	$54,576

During the year ended December 31, 2017, the Company recorded an impairment charge of $1,550 (December 31, 2016 - $2,708). The impairment resulted primarily from the write-down of engineering test equipment in Vancouver, Canada. The method used to determine the fair value of equipment was based on utilization of assets and the write-down was recorded in the Corporate and Technology Investments segment.

Total depreciation expense for the year ended December 31, 2017 was $11,531 (year ended December 31, 2016 - $12,305; year ended December 31, 2015 - $10,703). The amount of depreciation expense included in cost of sales for the year ended December 31, 2017 was $5,146 (year ended December 31, 2016 - $4,266; year ended December 31, 2015 - $1,918).